INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate
The reasons for the difference and the related tax effects are as follows:

	2017	2016

Earnings before income taxes	$376,816	$351,838
Applicable tax rate	26.8%	26.8%
Income taxes at applicable statutory rate	101,100	94,398

(Decrease) increase in income taxes resulting from:
Effect of different tax rates on earnings of foreign subsidiaries	(89,722)	(83,208)
Income tax recovery and other adjustments related to prior taxation years	(1,676)	(4,822)
Effect of reduction in tax rate	(1,633)	—
Effect of revaluation of deferred taxes on intangible assets	(62,228)	—
Non-recognition of tax benefits related to tax losses and temporary differences	62,488	1,545
Effect of non-deductible expenses and other	6,153	(2,713)
Total income tax expense	$14,482	$5,200
Average effective tax rate	3.8%	1.5%

Major components of tax expense (income)
The details of income tax expense are as follows:

	2017	2016

Current income taxes, includes a recovery of $1,368
(2016 - recovery of $2,725) relating to prior taxation years	$9,587	$8,356

Deferred income taxes:
Reduction in tax rate	(1,633)	—
Revaluation of deferred taxes on intangible assets	(62,228)	—
Origination and reversal of temporary differences	6,576	(1,059)
Non-recognition of tax benefits related to tax losses and temporary differences	62,488	—
Recognition of tax benefits relating to prior taxation years	(308)	(2,097)
	4,895	(3,156)
Total income tax expense	$14,482	$5,200

Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 31, 2017	January 1, 2017

Deferred tax assets:
Non-capital losses	$75,433	$76,345
Non-deductible reserves and accruals	5,712	49,856
Property, plant and equipment	9,629	7,239
Other items	6,609	4,946
	97,383	138,386
Unrecognized deferred tax assets	(67,152)	(27,529)
Deferred tax assets	$30,231	$110,857

Deferred tax liabilities:
Property, plant and equipment	$(24,239)	$(32,703)
Intangible assets	(9,705)	(76,654)
Deferred tax liabilities	$(33,944)	$(109,357)
Deferred income taxes	$(3,713)	$1,500
The details of changes to deferred income tax assets and liabilities were as follows:

	2017	2016

Balance, beginning of fiscal year, net	$1,500	$2,793

Recognized in the statements of earnings:
Non-capital losses	31,202	9,847
Non-deductible reserves and accruals	(41,052)	3,004
Property, plant and equipment	(3,062)	(11,438)
Intangible assets	66,888	498
Other	1,984	2,790
Reduction in tax rate	1,633	—
Unrecognized deferred tax assets	(62,488)	(1,545)
	(4,895)	3,156

Business acquisitions	—	(4,542)
Other	(318)	93
Balance, end of fiscal year, net	$(3,713)	$1,500